Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities
Schedule of other liabilities

Skr mn	Dec 31, 2021	Dec 31, 2020
Cash payables, debt -purchases	725	194
Other	442	261
Total	1,167	455